Commitments and Contingencies (Details Narrative) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Data License and Service Agreement with Rovi [Member]
Company paid	$ 75,000	$ 139,500
Master Subscription Agreement with Zuora [Member]
Company paid	27,270	42,901
MediaNet Digital, Inc. [Member]
Company paid	$ 35,000	$ 25,000